April 6, 2017

Via EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C., 20549

Re:	Pacific Select Fund

(File Nos. 033-13954 and 811-05141)

Dear Sir or Madam:

On behalf of Pacific Select Fund (the “Trust”), transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), is the exhibit in the eXtensible Business Reporting Language (“XBRL”) format that reflects the risk/return summary information included in the prospectus supplement filed pursuant to Rule 497 on March 31, 2017 (accession number 0001193125-17-104521), to the Pacific Select Fund Class D, Class I & Class P Shares Prospectus dated May 1, 2016, as supplemented. Such supplements are incorporated by reference into this Rule 497 document.

If you have any questions or comments, please contact the undersigned at (949) 219-3224 or by e-mail at mark.karpe@pacificlife.com.

Sincerely,

/s/ Mark Karpe

Mark Karpe

Assistant Vice President and Counsel

cc:	Laurene E. MacElwee, Pacific Life Fund Advisors LLC

Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC

Anthony H. Zacharski, Esq., Dechert LLP